Share-Based Compensation - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum vesting period	3 years
Performance achievement rate	120.00%
Share-based compensation expense	$ (34,442,000)	$ (28,288,000)	$ (23,761,000)
Supervisory Board Members
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	0
Forfeitures of Share-Base Compensation | 2016 Restructuring
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 700,000	2,000,000
The 2005 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved and available for issuance under the plan (in shares)	0
The 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved and available for issuance under the plan (in shares)	22,000,000
Maximum vesting period	10 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 3,300,000	$ 3,200,000	$ 7,000,000
Excercisable (in shares)	1,149,000	1,400,000	1,700,000
Exercisable (in dollars per share)	$ 19.54	$ 19.84	$ 19.27
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-vesting forfeitures percentage	7.00%
Unrecognized share-based compensation expense related to employee stock option awards	$ 67,500,000
Unrecognized share-based compensation expense recognized weighted average period, years	2 years 4 months 6 days
Weighted-average grant date fair value of restricted stock units granted (dollars per share)	$ 31.12	$ 23.81	$ 24.91
Total fair value of restricted stock units	$ 69,200,000	$ 27,400,000	$ 28,700,000
Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum vesting period	3 years
Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum vesting period	5 years
Certain Grants, Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum vesting period	10 years